Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator
Net loss	$(60,334)	$(19,612)
Net loss attributable to ordinary shareholders - basic and diluted	$(60,334)	$(19,612)

Denominator
Weighted-average number of ordinary shares used in net loss per share - basic and diluted	16,991,664	7,476,422
Net loss per share - basic and diluted	$(3.55)	$(2.62)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the years ended December 31, 2019 and 2020 because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2020	2019
Unvested ordinary shares	13,757	—
Unvested restricted share units	217,482	—
Convertible preferred shares	—	2,650,980
Series A convertible preferred shares	—	7,131,525
Share options	4,430,340	1,539,411
	4,661,579	11,321,916